Description of Plan, Schedule of Vesting Percentages (Details) - EBP 004	12 Months Ended
Dec. 31, 2025
Less than 1 year
EBP, Description of Plan [Line Items]
EBP, Employer contribution vesting percentage	0.00%
1 year but less than 2
EBP, Description of Plan [Line Items]
EBP, Employer contribution vesting percentage	33.00%
2 years but less than 3
EBP, Description of Plan [Line Items]
EBP, Employer contribution vesting percentage	66.00%
3 or more years
EBP, Description of Plan [Line Items]
EBP, Employer contribution vesting percentage	100.00%